Information Concerning the Group's Consolidated Operations - Summary of Key Performance Indicators by Reportable Segments (Detail) - USD ($) $ in Thousands	3 Months Ended			6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022		Jun. 30, 2023	Jun. 30, 2022
Disclosure of operating segments [line items]
External revenues	$ 178	$ 1,307	[1],[2]	$ 317	$ 2,972	[3],[4]
External other income	1,823	1,416	[1],[2]	5,242	3,551	[3],[4]
Total revenues and other income	2,001	2,723	[1],[2]	5,560	6,523	[3],[4]
Cost of revenue	(55)	(329)	[2],[5]	(389)	(714)	[4],[6]
Research and development expenses	(22,144)	(25,630)	[2]	(43,225)	(52,231)	[4]
Selling, general and administrative expenses	(3,950)	(4,830)	[2]	(8,914)	(10,893)	[4]
Other operating income and expenses	490	753	[2],[5]	(83)	774	[4],[6]
Total operating expenses	(25,660)	(30,036)	[2]	(52,612)	(63,064)	[4]
Operating income (loss)	(23,659)	(27,313)	[2]	(47,053)	(56,541)	[4]
Net financial gain (loss)	15,982	8,301	[2]	11,580	9,213	[4]
Income tax	258	0	[2]	(258)	0	[4]
Net income (loss) from discontinued operations	(5,647)	(442)	[2]	(10,377)	(6,883)	[4]
Net income (loss)	(13,583)	(19,454)	[2]	(46,108)	(54,211)	[4],[7]
Profit (loss), attributable to non-controlling interests	(2,935)	(506)	[2]	(5,393)	(3,352)	[4]
Net income (loss) attributable to shareholders of Cellectis	(10,648)	(18,946)	[2]	(40,715)	(50,858)	[4]
IFRS 5 [Member]
Disclosure of operating segments [line items]
Total revenues and other income	2,002	2,765		5,602	6,596
Cost of revenue	(118)	(329)		(451)	(714)
Research and development expenses	(23,467)	(29,048)		(46,712)	(58,527)
Selling, general and administrative expenses	(4,927)	(8,415)		(11,227)	(17,695)
Other operating income and expenses	(584)	951		(1,334)	1,016
Total operating expenses	(29,095)	(36,842)		(59,725)	(75,920)
Operating income (loss)	(27,093)	(34,077)		(54,123)	(69,324)
Net financial gain (loss)	13,769	14,623		8,273	15,113
Income tax	(258)	0		(258)	0
Net income (loss) from discontinued operations	(5,647)	(442)		(10,377)	(6,883)
Net income (loss)	(13,583)	(19,454)		(46,108)	(54,211)
Profit (loss), attributable to non-controlling interests	(2,935)	506		5,393	3,352
Net income (loss) attributable to shareholders of Cellectis	(10,648)	(18,946)		(40,715)	(50,858)
Adjustment of share-based compensation attributable to shareholders of Cellectis	2,074	2,684		4,053	5,331
Adjusted net income (loss) attributable to shareholders of Cellectis	(8,573)	(16,264)		(36,662)	(45,527)
Depreciation and amortization	(4,431)	(5,108)		(8,882)	(10,749)
Additions to tangible and intangible assets	332	1,178		556	2,123
Research and Development [member] | IFRS 5 [Member]
Disclosure of operating segments [line items]
Adjustment of share-based compensation attributable to shareholders of Cellectis	900	1,681		2,088	3,349
Selling, General and Administration [member] | IFRS 5 [Member]
Disclosure of operating segments [line items]
Adjustment of share-based compensation attributable to shareholders of Cellectis	1,174	1,003		1,965	1,982
Plants [member] | IFRS 5 [Member]
Disclosure of operating segments [line items]
Total revenues and other income	1	42		43	73
Cost of revenue	(63)	0		(63)	0
Research and development expenses	(1,322)	(3,419)		(3,487)	(6,297)
Selling, general and administrative expenses	(976)	(3,585)		(2,313)	(6,801)
Other operating income and expenses	(1,074)	198		(1,251)	242
Total operating expenses	(3,435)	(6,806)		(7,113)	(12,856)
Operating income (loss)	(3,434)	(6,764)		(7,070)	(12,783)
Net financial gain (loss)	(2,213)	6,322		(3,307)	5,900
Income tax	0	0		0	0
Net income (loss) from discontinued operations	(5,647)	(442)		(10,377)	(6,883)
Net income (loss)	(5,647)	(442)		(10,377)	(6,883)
Profit (loss), attributable to non-controlling interests	(2,935)	506		5,393	3,352
Net income (loss) attributable to shareholders of Cellectis	(2,712)	64		(4,984)	(3,531)
Adjustment of share-based compensation attributable to shareholders of Cellectis	428	673		788	1,005
Adjusted net income (loss) attributable to shareholders of Cellectis	(2,284)	737		(4,196)	(2,526)
Depreciation and amortization	(12)	(608)		(7)	(1,316)
Additions to tangible and intangible assets	21	308		21	671
Plants [member] | Research and Development [member] | IFRS 5 [Member]
Disclosure of operating segments [line items]
Adjustment of share-based compensation attributable to shareholders of Cellectis	103	226		188	216
Plants [member] | Selling, General and Administration [member] | IFRS 5 [Member]
Disclosure of operating segments [line items]
Adjustment of share-based compensation attributable to shareholders of Cellectis	326	447		599	789
Therapeutics [member] | IFRS 5 [Member]
Disclosure of operating segments [line items]
Total revenues and other income	2,001	2,723		5,560	6,523
Cost of revenue	(55)	(329)		(389)	(714)
Research and development expenses	(22,144)	(25,630)		(43,225)	(52,231)
Selling, general and administrative expenses	(3,950)	(4,830)		(8,914)	(10,893)
Other operating income and expenses	490	753		(83)	774
Total operating expenses	(25,660)	(30,036)		(52,612)	(63,064)
Operating income (loss)	(23,659)	(27,313)		(47,053)	(56,541)
Net financial gain (loss)	15,982	8,301		11,580	9,213
Income tax	(258)	0		(258)	0
Net income (loss)	(7,935)	(19,012)		(35,731)	(47,328)
Profit (loss), attributable to non-controlling interests	0	0		0	0
Net income (loss) attributable to shareholders of Cellectis	(7,935)	(19,012)		(35,731)	(47,328)
Adjustment of share-based compensation attributable to shareholders of Cellectis	1,646	2,011		3,265	4,327
Adjusted net income (loss) attributable to shareholders of Cellectis	(6,289)	(17,001)		(32,465)	(43,001)
Depreciation and amortization	(4,419)	(4,500)		(8,875)	(9,434)
Additions to tangible and intangible assets	311	870		536	1,452
Therapeutics [member] | Research and Development [member] | IFRS 5 [Member]
Disclosure of operating segments [line items]
Adjustment of share-based compensation attributable to shareholders of Cellectis	797	1,454		1,900	3,134
Therapeutics [member] | Selling, General and Administration [member] | IFRS 5 [Member]
Disclosure of operating segments [line items]
Adjustment of share-based compensation attributable to shareholders of Cellectis	849	557		1,366	1,193
Operating Segments [member] | IFRS 5 [Member]
Disclosure of operating segments [line items]
External revenues	179	1,348		360	3,045
External other income	1,823	1,416		5,242	3,551
Operating Segments [member] | Plants [member] | IFRS 5 [Member]
Disclosure of operating segments [line items]
External revenues	1	42		43	73
External other income	0	0		0	0
Operating Segments [member] | Therapeutics [member] | IFRS 5 [Member]
Disclosure of operating segments [line items]
External revenues	178	1,307		317	2,972
External other income	$ 1,823	$ 1,416		$ 5,242	$ 3,551

[1]	These amounts reflect adjustments made in connection with the presentation of the discontinued operation (Note 5)
[2]	These amounts reflect adjustments made in connection with the presentation of the discontinued operation (Note 5)
[3]	These amounts reflect adjustments made in connection with the presentation of the discontinued operation (Note 5)
[4]	These amounts reflect adjustments made in connection with the presentation of the discontinued operation (Note 5)
[5]	These amounts reflect adjustments made in connection with the presentation of the discontinued operation (Note 5)
[6]	These amounts reflect adjustments made in connection with the presentation of the discontinued operation (Note 5)
[7]	These amounts reflect adjustments made in connection with the presentation of the discontinued operation (Note 5)